Income Tax - Summary of Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Current income tax
In respect of the current year	$ 5,002,954	$ 167,267	$ 5,207,309	$ 4,979,766
Income tax on unappropriated earnings	19,115	639	(1,022,560)	1,076,353
Changes in estimate for prior years	(352,579)	(11,788)	(103,822)	(88,162)
Current income tax	4,669,490	156,118	4,080,927	5,967,957
Deferred income tax
In respect of the current year	563,512	18,840	(227,327)	534,472
Effect of tax rate changes	54,072	1,808	657,346
Changes in estimate for prior years	(213,758)	(7,147)	5,696	52,872
Effect of foreign currency exchange differences	(62,070)	(2,075)	(3,273)	(31,698)
Deferred income tax	341,756	11,426	432,442	555,646
Income tax expense recognized in profit or loss	$ 5,011,246	$ 167,544	$ 4,513,369	$ 6,523,603